Acquisitions	3 Months Ended
Mar. 31, 2014
Acquisitions
Acquisitions

3.              Acquisitions

In January 2014, the Company completed the asset acquisition of the real property associated with the Casino Queen in East St. Louis, Illinois for $140.7 million, including transaction fees of $0.7 million.  Simultaneously with the acquisition, GLPI also provided Casino Queen with a $43 million, five year term loan at 7% interest, pre-payable at any time, which, together with the sale proceeds, completely refinanced and retired all of Casino Queen’s outstanding long-term debt obligations. As of March 31, 2014, the balance of this loan was $41 million, due to principal and interest payments made.  GLPI leased the property back to Casino Queen on a “triple net” basis on terms similar to those in the Master Lease and will result in approximately $14 million in annual rent.  The lease has an initial term of 15 years, and the tenant has an option to renew it at the same terms and conditions for four successive five year periods.